FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

NOTE 7. FINANCIAL ASSETS AND LIABILITIES

Financial Assets and Liabilities Measured at Fair Value

The gross balances of derivative assets contained within prepaid expenses and other current assets in the Consolidated Balance Sheet at December 31, 2021, were $9 million. The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2021, were $1 million. These financial instruments are categorized as Level 2 in the fair value hierarchy. There were no outstanding derivatives in the Consolidated Balance Sheet at December 31, 2020.

The Company may enter into master netting agreements with certain counterparties that allow for netting of exposures in the event of default or breach. However, in the Consolidated Balance Sheet, the Company does not offset derivative assets against liabilities with counterparties in master netting arrangements by counterparty, and there were no derivative instruments activity impacted by master netting agreements at December 31, 2021 and 2020.

The Company also has time deposits that are classified as available-for-sale debt securities with carrying values that approximate fair value. The balance of these securities contained within cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2021, was $609 million. These securities are categorized as Level 2 in the fair value hierarchy. There were no outstanding available-for-sale debt securities in the Consolidated Balance Sheet at December 31, 2020.

Financial Assets and Liabilities Not Measured at Fair Value

Accounts receivable are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt and including short-term finance lease liabilities) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the consolidated financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

Fair value of long-term debt for which quoted prices are not available, is calculated using an expected present value technique that uses rates currently available to the Company for debt with similar terms and remaining maturities. The carrying value of long-term debt approximates fair value. If measured at fair value in the consolidated financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.

Derivative Financial Instruments

In the normal course of business, we are exposed to risks arising from business operations and economic factors, such as fluctuations in currency exchange rates. We use derivatives to manage the volatility related to these exposures with the objective of reducing fluctuations in earnings and cash flows associated with changes in currency exchange rates.

Anticipated Cost Transactions

At December 31, 2021, the total notional amount of forward contracts designated as cash flow hedges of forecasted foreign currency cost transactions was $213 million. The Company had no forward contracts outstanding under this program at December 31, 2020. The notional amounts of derivative instruments do not necessarily represent the amounts exchanged by the Company with third parties and are not necessarily a direct measure of the financial exposure. The maximum remaining length of time over which the Company hedged its exposure is approximately one year. At December 31, 2021, the weighted-average remaining maturity of these instruments was approximately 0.5 years.

At December 31, 2021, in connection with cash flow hedges of currency cost transactions, the Company recorded net deferred gains of $4 million (before taxes) in AOCI. At December 31, 2020, there were no currency exchange derivatives that were recorded in the Company’s consolidated financial statements. The Company estimates that $4 million (before taxes) of deferred net gains on derivatives in AOCI at December 31, 2021, will be reclassified to net income within the next twelve months, providing an offsetting economic impact against the underlying anticipated transactions.

Subsidiary Cash and Foreign Currency Asset/Liability Management

The Company uses a global treasury center to manage the cash of its subsidiaries. This center principally uses currency swaps to convert cash flows in a cost-effective manner. Changes in fair value of derivatives not designated as hedges are reported in earnings in other (income) and expense. Cash flows from derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. The terms of these swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Income Statement. At December 31, 2021, the total notional amount of derivative instruments in economic hedges of currency exposure was $581 million, and there were no outstanding derivatives instruments at December 31, 2020.

The Effect of Derivative Instruments in the Consolidated Income Statement

The total amounts of income and expense line items presented in the Consolidated Income Statement in which the effects of cash flow hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items are as follows:

				Gains (Losses) from
(Dollars in millions)	Total			Hedge Activity
For the year ended December 31:	2021	2020	2019	2021	2020	2019
Cost of services	$16,550	$17,137	$17,676	$1	$7	$19
Selling, general and administrative expenses	2,776	2,948	2,970	—	(1)	12
Other (income) and expense	35	25	(29)	4	6	20

	Gain (Loss) Recognized in Consolidated Income Statement
	Consolidated	Recognized on			Attributable to Risk
(Dollars in millions)	Income Statement	Derivatives			Being Hedged
For the year ended December 31:	Line Item	2021	2020	2019	2021	2020	2019
Derivative instruments not designated as hedging instruments:
Foreign exchange contracts	Other (income) and expense	$4	$6	$20	NA	NA	NA
Total		$4	$6	$20	$—	$—	$—

NA – not applicable

	Gain (Loss) Recognized in Consolidated Income Statement and Other Comprehensive Income
				Consolidated	Reclassified
(Dollars in millions)	Recognized in OCI			Income Statement	from AOCI
For the year ended December 31:	2021	2020	2019	Line Item	2021	2020	2019
Derivative instruments in cash flow hedges:
Foreign exchange contracts	$4	$—	$—	Cost of services	$1	$7	$19
				Selling, general and administrative expenses	—	(1)	12
Total	$4	$—	$—		$1	$6	$31

For the years ended December 31, 2021, 2020 and 2019, there were no gains or losses excluded from the assessment of hedge effectiveness for cash flow hedges, or associated with an underlying exposure that did not or was not expected to occur; nor are there any anticipated in the normal course of business.